Related party transactions (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of related party transactions

	2026 USD	2025 USD
Loans from shareholder
Beginning of the year	2,451,325	903,502
Loans advanced, net	426,670	1,547,823
Finance cost	184,172	134,193
Fair value adjustment	(184,172)	(134,193)
End of year	2,877,995	2,451,325